Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 122,058		$ 122,058		$ 95,541
Derivative liabilities	119,868		119,868		91,439
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	122,058		122,058		95,541
Derivative liabilities	119,868		119,868		$ 91,439
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	9	$ 1	53	$ (10)
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	571	480	571	480
Derivative liabilities	$ 1,573	$ 1,437	$ 1,573	$ 1,437